Contracted concessional, PP&E and other intangible assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	$ 7,113,377		$ 7,204,267
Impairment loss on contracted concessional financial assets		$ 0
Impairment provision based on expected credit losses on contracted concessional financial assets	2,000	$ 3,000
Financial Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	711,879		728,801
Financial Assets Under IFRS 16 (Lessor) [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	2,644		2,655
Intangible Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	5,331,686		5,477,626
Right of Use Assets under IFRS 16 (Lessee) and Intangible Assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	114,259		112,134
Property Plant And Equipment Under IAS 16 [Member] | Land [member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	138,213		139,344
Property Plant And Equipment Under IAS 16 [Member] | Technical Installations [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	814,696		743,707
Cost [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	10,999,704		11,029,207
Cost [Member] | Financial Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	770,405		785,179
Cost [Member] | Financial Assets Under IFRS 16 (Lessor) [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	2,644		2,655
Cost [Member] | Intangible Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	8,862,078		8,957,090
Cost [Member] | Right of Use Assets under IFRS 16 (Lessee) and Intangible Assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	155,240		150,947
Cost [Member] | Property Plant And Equipment Under IAS 16 [Member] | Land [member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	138,213		139,344
Cost [Member] | Property Plant And Equipment Under IAS 16 [Member] | Technical Installations [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	1,071,124		993,992
Amortization and Impairment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(3,886,327)		(3,824,940)
Amortization and Impairment [Member] | Financial Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(58,526)		(56,378)
Amortization and Impairment [Member] | Financial Assets Under IFRS 16 (Lessor) [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	0		0
Amortization and Impairment [Member] | Intangible Assets Under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(3,530,392)		(3,479,464)
Amortization and Impairment [Member] | Right of Use Assets under IFRS 16 (Lessee) and Intangible Assets under IAS 38 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	(40,981)		(38,813)
Amortization and Impairment [Member] | Property Plant And Equipment Under IAS 16 [Member] | Land [member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	0		0
Amortization and Impairment [Member] | Property Plant And Equipment Under IAS 16 [Member] | Technical Installations [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional, PP&E and other intangible assets	$ (256,428)		$ (250,285)